PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 609.7	$ 544.6	$ 550.7
Target allocation percentage of plan assets by asset category [Abstract]
Expected return on plan assets, fair value of plan assumption	2.7
Estimated future annual payments for pension and other postretirement benefits [Abstract]
Contributions made to defined contribution plans classified as continuing operations	12.5	16.7	20.0
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 609.7	$ 544.6	550.7
Target allocation percentage of plan assets by asset category [Abstract]
Expected return on plan assets, weighted average	6.70%	7.15%
Estimated future employer contributions in next fiscal year	$ 25.0
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2017	99.4
2018	46.5
2019	47.5
2020	48.0
2021	48.8
2022 though 2026	244.1
Other benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	$ 0.0	$ 0.0
Target allocation percentage of plan assets by asset category [Abstract]
Estimated future employer contributions in next fiscal year	2.0
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2017	2.5
2018	1.6
2019	1.4
2020	1.3
2021	1.2
2022 though 2026	5.7
International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	156.2	134.4
International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.3	27.4
Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.6	47.1
Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	4.6
Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74.9	72.4
Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78.1	73.0
Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.9	2.6
Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158.2	141.6
Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.3	41.5
Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78.1	73.0
Quoted prices in active markets for identical assets (Level 1) [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78.1	73.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	531.6	471.6
Significant observable inputs (Level 2) [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	156.2	134.4
Significant observable inputs (Level 2) [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.3	27.4
Significant observable inputs (Level 2) [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.6	47.1
Significant observable inputs (Level 2) [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	4.6
Significant observable inputs (Level 2) [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74.9	72.4
Significant observable inputs (Level 2) [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant observable inputs (Level 2) [Member] | Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.9	2.6
Significant observable inputs (Level 2) [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158.2	141.6
Significant observable inputs (Level 2) [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.3	41.5
Significant unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0
Subsequent Event [Member]
Target allocation percentage of plan assets by asset category [Abstract]
Market related valuation losses to be recognized				$ 31.7
Minimum [Member] | Defined Benefit Plan, Equity Securities, US [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	53.00%	53.00%
Minimum [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	21.00%	21.00%
Minimum [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%	2.00%
Minimum [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%	0.00%
Minimum [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	25.00%	25.00%
Minimum [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%	0.00%
Minimum [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	9.00%	9.00%
Minimum [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	9.00%	9.00%
Minimum [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	22.00%	22.00%
Minimum [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	4.00%	4.00%
Maximum [Member] | Defined Benefit Plan, Equity Securities, US [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	69.00%	69.00%
Maximum [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	29.00%	29.00%
Maximum [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	8.00%	8.00%
Maximum [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	13.00%	13.00%
Maximum [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	35.00%	35.00%
Maximum [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	10.00%	10.00%
Maximum [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	19.00%	19.00%
Maximum [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	19.00%	19.00%
Maximum [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	28.00%	28.00%
Maximum [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	10.00%	10.00%